Revenue (Tables)	12 Months Ended
Dec. 31, 2021
Revenue from Contract with Customer [Abstract]
Summary of Revenue Disaggregated by Service Type and Contract Type
Gas operating revenues on the Consolidated Statements of Income of both the Company and Southwest include revenue from contracts with customers, which is shown below disaggregated by customer type, and various categories of revenue:

	December 31,
(Thousands of dollars)	2021	2020	2019
Residential	$1,035,612	$958,520	$972,788
Small commercial	270,214	221,541	249,117
Large commercial	57,371	44,633	48,935
Industrial/other	42,313	26,242	22,074
Transportation	92,240	88,215	92,380
Revenue from contracts with customers	1,497,750	1,339,151	1,385,294
Alternative revenue program deferrals	13,181	12,140	(25,112)
Other revenues (a)	10,859	(706)	8,757
Total Gas operating revenues	$1,521,790	$1,350,585	$1,368,939
(a) Amounts include late fees and other miscellaneous revenues, and may also include the impact of certain regulatory mechanisms, such as cost-of-service components in current customer rates that are expected to be returned to customers in future periods. Also includes the impacts of a temporary moratorium on late fees and disconnection for nonpayment during the COVID-19 pandemic and impacts between periods, once lifted; 2020 and 2019 include amounts related to tax reform savings reserves/adjustments.
The following tables display Centuri’s revenue from contracts with customers disaggregated by service type and contract type:

	December 31,
(Thousands of dollars)	2021	2020	2019
Service Types:
Gas infrastructure services	$1,302,340	$1,261,160	$1,238,974
Electric power infrastructure services	525,202	411,826	247,717
Other	331,119	275,302	264,287
Total Utility infrastructure services revenues	$2,158,661	$1,948,288	$1,750,978

	December 31,
(Thousands of dollars)	2021	2020	2019
Contract Types:
Master services agreement	$1,652,978	$1,490,009	$1,383,377
Bid contract	505,683	458,279	367,601
Total Utility infrastructure services revenues	$2,158,661	$1,948,288	$1,750,978

Unit price contracts	$1,369,082	$1,356,640	$1,380,256
Fixed price contracts	267,742	157,701	112,924
Time and materials contracts	521,837	433,947	257,798
Total Utility infrastructure services revenues	$2,158,661	$1,948,288	$1,750,978

Summary of Information about Receivables, Revenue Earned on Contracts in Progress in Excess of Billings, and Amounts Billed in Excess of Revenue Earned on Contracts
The following table provides information about contracts receivable and revenue earned on contracts in progress in excess of billings (contract assets), both of which are included within Accounts receivable, net of allowances, and provides information about amounts billed in excess of revenue earned on contracts (contract liabilities), which are included in Other current liabilities as of December 31, 2021 and 2020 on the Company’s Consolidated Balance Sheets:

	December 31,
(Thousands of dollars)	2021	2020
Contracts receivable, net	$296,005	$278,316
Revenue earned on contracts in progress in excess of billings	214,774	96,996
Amounts billed in excess of revenue earned on contracts	11,860	4,507

Schedule of Utility Infrastructure Services Contracts Receivable
Utility infrastructure services contracts receivable consists of the following:

	December 31,
(Thousands of dollars)	2021	2020
Billed on completed contracts and contracts in progress	$292,770	$273,778
Other receivables	3,492	6,692
Contracts receivable, gross	296,262	280,470
Allowance for doubtful accounts	(257)	(2,154)
Contracts receivable, net	$296,005	$278,316